Acquisitions (Q3)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Acquisitions
4. ACQUISITIONS
Faiveley Transport
On November 30, 2016, the Company acquired majority ownership of Faiveley Transport S.A. (“Faiveley Transport”) under the terms of a Share Purchase Agreement (“Share Purchase Agreement”). Faiveley Transport is a leading global provider of value-added, integrated systems and services for the railway industry with annual sales of about $1.2 billion and more than 5,700 employees in 24 countries. Faiveley Transport supplies railway manufacturers, operators and maintenance providers with a range of value-added, technology-based systems and services in Energy & Comfort (air conditioning, power collectors and converters, and passenger information), Access & Mobility (passenger access systems and platform doors), and Brakes and Safety (braking systems and couplers). The transaction was structured as a step acquisition as follows:

•
On November 30, 2016, the Company acquired majority ownership of Faiveley Transport, after completing the purchase of the Faiveley family’s ownership interest under the terms of the Share Purchase Agreement, which directed the Company to pay €100 per share of Faiveley Transport, payable between 25% and 45% in cash at the election of those shareholders and the remainder payable in Wabtec stock. The Faiveley family’s ownership interest acquired by the Company represented approximately 51% of outstanding share capital and approximately 49% of the outstanding voting shares of Faiveley Transport. Upon completion of the share purchase under the Share Purchase Agreement, Wabtec commenced a tender offer for the remaining publicly traded Faiveley Transport shares. The public shareholders had the option to elect to receive €100 per share in cash or 1.1538 shares of Wabtec common stock per share of Faiveley Transport. The common stock portion of the consideration was subject to a cap on issuance of Wabtec common shares that was equivalent to the rates of cash and stock elected by the 51% owners.

•
On February 3, 2017, the initial cash tender offer was closed, which resulted in the Company acquiring approximately 27% of additional outstanding share capital and voting rights of Faiveley Transport for approximately $411.8 million in cash and $25.2 million in Wabtec stock. After the initial cash tender offer, the Company owned approximately 78% of outstanding share capital and 76% of voting rights.

•
On March 6, 2017, the final cash tender offer was closed, which resulted in the Company acquiring approximately 21% of additional outstanding share capital and 22% of additional outstanding voting rights of Faiveley Transport for approximately $303.2 million in cash and $0.3 million in Wabtec stock. After the final cash tender offer, the Company owned approximately 99% of the share capital and 98% of the voting rights of Faiveley Transport.

•
On March 21, 2017, a mandatory squeeze-out procedure was finalized, which resulted in the Company acquiring the Faiveley Transport shares not tendered in the offers for approximately $17.5 million in cash. This resulted in the Company owning 100% of the share capital and voting rights of Faiveley Transport.

As of November 30, 2016, the date the Company acquired 51% of the share capital and 49% of the voting interest in Faiveley Transport, Faiveley Transport was consolidated under the variable interest entity model as the Company concluded that it was the primary beneficiary of Faiveley Transport as it then possessed the power to direct the activities of Faiveley Transport that most significantly impact its economic performance and it then possessed the obligation and right to absorb losses and benefits from Faiveley Transport.
The purchase price paid for 100% ownership of Faiveley Transport was $1,507.0 million. The $744.7 million included as deposits in escrow on the consolidated balance sheet at December 31, 2016 was cash designated for use as consideration for the tender offers.
The fair values of the assets acquired and liabilities assumed were determined using the income, cost and market approaches. The fair value measurements were primarily based on significant inputs that are not observable in the market and are considered Level 3. The December 31, 2016 consolidated balance sheet includes the assets and liabilities of Faiveley Transport, which have been measured at fair value. The fair value of the noncontrolling interest was preliminarily determined using the market price of Faiveley Transport’s publicly traded common stock multiplied by the number of publicly traded common shares outstanding at the acquisition date and is considered Level 1. The acquisition of the noncontrolling interest during the three months ended March 31, 2017 resulted in a $8.9 million increase to additional paid-in capital on the consolidated balance sheet which represents the difference in consideration paid to acquire the noncontrolling interest and the carrying value of noncontrolling interest at acquisition.
The following table summarizes the final fair values of the Faiveley Transport assets acquired and liabilities assumed:

In thousands
Assets acquired
Cash and cash equivalents	$178,318
Accounts receivable	439,631
Inventories	205,649
Other current assets	70,930
Property, plant, and equipment	148,746
Goodwill	1,262,350
Trade names	346,328
Customer relationships	233,529
Patents	1,201
Other noncurrent assets	184,564
Total assets acquired	3,071,246
Liabilities assumed
Current liabilities	819,493
Debt	409,899
Other noncurrent liabilities	335,039
Total liabilities assumed	1,564,431
Net assets acquired	$1,506,815

During the twelve months ended December 31, 2017, the estimated fair values for customer relationships and current liabilities were adjusted by $21.8 million and $65.3 million, respectively, for changes to initial estimates based on information that existed at the date of acquisition. Additionally, the estimated fair values for accounts receivable and current liabilities were adjusted by $2.8 million and $36.2 million, respectively, to correct errors in the preliminary estimated fair values of the Faiveley Transport assets acquired and liabilities assumed. Other noncurrent assets were adjusted by $30.0 millionto record the deferred tax impact of these adjustments. As a result of these adjustments and other immaterial adjustments related to changes to initial estimates based on information that existed at the date of acquisition, goodwill increased by $74.1 million. Accounts receivable and current liabilities were adjusted by $64.3 million to correct an error in the preliminary estimated fair values of Faiveley Transport assets and liabilities assumed related to a factoring arrangement with recourse.
Included in current liabilities is $25.9 million of accrued compensation for acquired share-based stock plans that are obligated to be settled in cash. Contingent liabilities assumed as part of the transaction were not material. These contingent liabilities are related to environmental, legal and tax matters. Contingent liabilities are recorded at fair value in purchase accounting, aside from those pertaining to uncertainty in income taxes which are an exception to the fair value basis of accounting.
Goodwill was calculated as the difference between the acquisition date fair value of the consideration transferred and the fair value of the net assets acquired, and represents the future economic benefits, including synergies and assembled workforce, the Company expects to achieve as a result of the acquisition. Purchased goodwill is not deductible for tax purposes. The goodwill allocated to the Freight segment is $72.0 million and the goodwill allocated to the Transit segment is $1,190.4 million.
Other Acquisitions
The Company has made the following acquisitions operating as a business unit or component of a business unit in the Freight Segment:

•
On December 4, 2017, the Company acquired Melett Limited ("Melett"), a leader in the design, manufacture, and supply of high-quality turbochargers and replacement parts to the turbocharger aftermarket, for a purchase price of approximately $71.9 million, net of cash acquired, resulting in preliminary goodwill of $25.7 million, none of which will be deductible for tax purposes.

•
On April 5, 2017, the Company acquired Thermal Transfer Corporation ("TTC"), a leading provider of heat transfer solutions for industrial applications, for a purchase price of approximately $32.5 million, net of cash acquired, resulting in goodwill of $14.1 million, all of which will be deductible for tax purposes.

•
On March 13, 2017, the Company acquired Aero Transportation Products ("ATP"), a manufacturer of engineered covering systems for hopper freight cars, for a purchase price of approximately $65.3 million, net of cash acquired, resulting in goodwill of $29.0 million, all of which will be deductible for tax purposes.

The Company has made the following acquisitions operating as a business unit or component of a business unit in the Transit Segment:

•
On March 22, 2018, the Company acquired Annax GmbH ("Annax"), a leading supplier of public address and passenger information systems for transit vehicles, for a purchase price of approximately $28.7 million, net of cash acquired, resulting in preliminary goodwill of $14.3 million, none of which will be deductible for tax purposes.

•
On October 2, 2017, the Company acquired AM General Contract ("AM General"), a manufacturer of safety systems, mainly for transit rail cars, for a purchase price of approximately $10.4 million, net of cash acquired, resulting in preliminary goodwill of $12.9 million, none of which will be deductible for tax purposes.

The acquisitions listed above include escrow deposits of $30.2 million, which act as security for indemnity and other claims in accordance with the purchase and related escrow agreements.
The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of the acquisition for Annax, Melett and AM General. For the ATP and TTC acquisitions, the following table summarizes the final fair value of the assets acquired and liabilities assumed at the date of acquisition.

	Annax	Melett	AM General	TTC	ATP
In thousands	March 22, 2018	December 4, 2017	October 2, 2017	April 5, 2017	March 13, 2017
Current assets	$34,036	$35,258	$6,610	$3,744	$11,666
Property, plant & equipment	674	5,917	4,140	5,413	5,354
Goodwill	14,301	25,732	12,944	14,095	29,034
Other intangible assets	23,998	30,479	12,097	12,300	25,000
Total assets acquired	73,009	97,386	35,791	35,552	71,054
Total liabilities assumed	(44,345)	(25,493)	(25,375)	(3,041)	(5,800)
Net assets acquired	$28,664	$71,893	$10,416	$32,511	$65,254
Of the allocation of $103.9 million of total acquired other intangible assets, $31.9 million was assigned to trade names and $67.6 million was assigned to customer relationships. The trade names were determined to have indefinite useful lives, while the customer relationships’ average useful lives are 20 years.
The Company also made smaller acquisitions not listed above which are, individually and collectively, immaterial.
The following unaudited pro forma consolidated financial information presents income statement results as if the acquisitions listed above had occurred on January 1, 2017:

In thousands	Three Months Ended September 30, 2018	Three Months Ended September 30, 2017	Nine Months Ended September 30, 2018	Nine Months Ended September 30, 2017
Net sales	$1,077,814	$986,323	$3,259,096	$2,899,691
Gross profit	302,012	262,362	938,796	825,685
Net income attributable to Wabtec shareholders	87,739	70,530	261,025	223,383
Diluted earnings per share
As Reported	$0.91	$0.70	$2.70	$2.22
Pro forma	$0.91	$0.73	$2.70	$2.32

3.   ACQUISITIONS

Faiveley Transport

On November 30, 2016, the Company acquired majority ownership of Faiveley Transport S.A. (“Faiveley Transport”) under the terms of a Share Purchase Agreement (“Share Purchase Agreement”). Faiveley Transport is a leading global provider of value-added, integrated systems and services for the railway industry with annual sales of about $1.2 billion and more than 5,700 employees in 24 countries. Faiveley Transport supplies railway manufacturers, operators and maintenance providers with a range of value-added, technology-based systems and services in Energy & Comfort (air conditioning, power collectors and converters, and passenger information), Access & Mobility (passenger access systems and platform doors), and Brakes and Safety (braking systems and couplers). The transaction was structured as a step acquisition as follows:

●
On November 30, 2016, the Company acquired majority ownership of Faiveley Transport, after completing the purchase of the Faiveley family’s ownership interest under the terms of the Share Purchase Agreement, which directed the Company to pay €100 per share of Faiveley Transport, payable between 25% and 45% in cash at the election of those shareholders and the remainder payable in Wabtec stock.  The Faiveley family’s ownership interest acquired by the Company represented approximately 51% of outstanding share capital and approximately 49% of the outstanding voting shares of Faiveley Transport. Upon completion of the share purchase under the Share Purchase Agreement, Wabtec commenced a tender offer for the remaining publicly traded Faiveley Transport shares. The public shareholders had the option to elect to receive €100 per share in cash or 1.1538 shares of Wabtec common stock per share of Faiveley Transport. The common stock portion of the consideration was subject to a cap on issuance of Wabtec common shares that was equivalent to the rates of cash and stock elected by the 51% owners.

●
On February 3, 2017, the initial cash tender offer was closed, which resulted in the Company acquiring approximately 27% of additional outstanding share capital and voting rights of Faiveley Transport for approximately $411.8 million in cash and $25.2 million in Wabtec stock.  After the initial cash tender offer, the Company owned approximately 78% of outstanding share capital and 76% of voting rights.

●
On March 6, 2017, the final cash tender offer was closed, which resulted in the Company acquiring approximately 21% of additional outstanding share capital and 22% of additional outstanding voting rights of Faiveley Transport for approximately $303.2 million in cash and $0.3 million in Wabtec stock. After the final cash tender offer, the Company owned approximately 99% of the share capital and 98% of the voting rights of Faiveley Transport.

●
On March 21, 2017, a mandatory squeeze-out procedure was finalized, which resulted in the Company acquiring the Faiveley Transport shares not tendered in the offers for approximately $17.5 million in cash.  This resulted in the Company owning 100% of the share capital and voting rights of Faiveley Transport.

As of November 30, 2016, the date the Company acquired 51% of the share capital and 49% of the voting interest in Faiveley Transport, Faiveley Transport was consolidated under the variable interest entity model as the Company concluded that it was the primary beneficiary of Faiveley Transport as it then possessed the power to direct the activities of Faiveley Transport that most significantly impact its economic performance and it then possessed the obligation and right to absorb losses and benefits from Faiveley Transport.

The purchase price paid for 100% ownership of Faiveley Transport was $1,507 million.  The $744.7 million included as deposits in escrow on the consolidated balance sheet at December 31, 2016 was cash designated for use as consideration for the tender offers.

The fair values of the assets acquired and liabilities assumed were determined using the income, cost and market approaches. The fair value measurements were primarily based on significant inputs that are not observable in the market and are considered Level 3. The December 31, 2016 consolidated balance sheet includes the assets and liabilities of Faiveley Transport, which have been measured at fair value. The fair value of the noncontrolling interest was preliminarily determined using the market price of Faiveley Transport’s publicly traded common stock multiplied by the number of publicly traded common shares outstanding at the acquisition date and is considered Level 1. The acquisition of the noncontrolling interest during the three months ended March 31, 2017 resulted in a $8.9 million increase to additional paid-in capital on the consolidated balance sheet which represents the difference in consideration paid to acquire the noncontrolling interest and the carrying value of noncontrolling interest at acquisition.

The following table summarizes the final fair values of the Faiveley Transport assets acquired and liabilities assumed.

In thousands
Assets acquired
Cash and cash equivalents	$178,318
Accounts receivable	439,631
Inventories	205,649
Other current assets	70,930
Property, plant, and equipment	148,746
Goodwill	1,262,350
Trade names	346,328
Customer Relationships	233,529
Patents	1,201
Other noncurrent assets	184,564
Total assets acquired	3,071,246
Liabilities assumed
Current liabilities	819,493
Debt	409,899
Other noncurrent liabilities	335,039
Total liabilities assumed	1,564,431
Net assets acquired	$1,506,815

During the twelve months ended December 31, 2017, the estimated fair values for customer relationships and current liabilities were adjusted by $21.8 million and $65.3 million, respectively, for changes to initial estimates based on information that existed at the date of acquisition. Additionally, the estimated fair values for accounts receivable and current liabilities were adjusted by $2.8 million and $36.2 million, respectively, to correct errors in the preliminary estimated fair values of the Faiveley Transport assets acquired and liabilities assumed. Other noncurrent assets were adjusted by $30.0 million to record the deferred tax impact of these adjustments. As a result of these adjustments and other immaterial adjustments related to changes to initial estimates based on information that existed at the date of acquisition, goodwill increased by $74.1 million. Accounts receivable and current liabilities were adjusted by $64.3 million to correct an error in the preliminary estimated fair values of Faiveley Transport assets and liabilities assumed related to a factoring arrangement with recourse.

Substantially all of the accounts receivable acquired are expected to be collectible.  Included in current liabilities is $25.9 million of accrued compensation for acquired share-based stock plans that are obligated to be settled in cash. Contingent liabilities assumed as part of the transaction were not material. These contingent liabilities are related to environmental, legal and tax matters. Contingent liabilities are recorded at fair value in purchase accounting, aside from those pertaining to uncertainty in income taxes which are an exception to the fair value basis of accounting.

Goodwill was calculated as the difference between the acquisition date fair value of the consideration transferred and the fair value of the net assets acquired, and represents the future economic benefits, including synergies and assembled workforce, that we expect to achieve as a result of the acquisition.  Purchased goodwill is not deductible for tax purposes.  The goodwill allocated to the Freight segment is $72.0 million and the goodwill allocated to the Transit segment is $1,190.4 million.

Other Acquisitions

The Company made the following acquisitions operating as a business unit or component of a business unit in the Freight Segment:

●
On December 4, 2017, the Company acquired Melett Limited (“Melett”), a leader in the design, manufacture, and supply of high-quality turbochargers and replacement parts to the turbocharger aftermarket, for a purchase price of approximately $74.0 million, net of cash acquired, resulting in preliminary goodwill of $22.5 million, none of which will be deductible for tax purposes.

●
On April 5, 2017, the Company acquired Thermal Transfer Corporation (“TTC”), a leading provider of heat transfer solutions for industrial applications, for a purchase price of approximately $32.5 million, net of cash acquired, resulting in preliminary goodwill of $16.3 million, all of which will be deductible for tax purposes.

●
On March 13, 2017, the Company acquired Aero Transportation Products (“ATP”), a manufacturer of engineered covering systems for hopper freight cars, for a purchase price of approximately $65.3 million, net of cash acquired, resulting in preliminary goodwill of $29.0 million, all of which will be deductible for tax purposes.

●
On December 14, 2016, the Company acquired Workhorse Rail LLC (“Workhorse”), a supplier of engineered freight car components, mainly for the aftermarket for a purchase price of approximately $43.8 million, net of cash acquired, resulting in goodwill of $22.3 million, 38% of which will be deductible for tax purposes.

●
On November 17, 2016, the Company acquired the assets of Precision Turbo & Engine (“Precision Turbo”), a designer and manufacturer of high-performance, aftermarket turbochargers, wastegates, and heat exchangers for the automotive performance market for a purchase price of approximately $13.9 million, net of cash acquired, resulting in goodwill of $4.2 million, all of which will be deductible for tax purposes.

●
On May 5, 2016, the Company acquired the assets of Unitrac Railroad Materials (“Unitrac”), a leading designer and manufacturer of railroad products and track work services for a purchase price of approximately $14.8 million, net of cash acquired, resulting in goodwill of $2.4 million, all of which will be deductible for tax purposes.

For the Melett, TTC, and ATP acquisitions, the following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed at the date of the acquisitions.  For the Workhorse, Precision Turbo, and Unitrac acquisitions, the following table summarizes the final fair value of assets acquired and liabilities assumed at the date of acquisition.

	Melett	TTC	ATP	Workhorse	Precision Turbo	Unitrac
In thousands	December 4, 2017	April 5, 2017	March 13, 2017	December 14, 2016	November 17, 2016	May 5, 2016
Current assets	$21,068	$3,746	$11,666	$9,137	$4,145	$11,476
Property, plant & equipment	5,917	5,909	5,354	—	1,317	1,768
Goodwill	22,501	16,309	29,034	22,273	4,248	2,442
Other intangible assets	39,259	12,300	25,000	21,500	5,200	1,230
Total assets acquired	88,745	38,264	71,054	52,910	14,910	16,916
Total liabilities assumed	(14,789)	(5,753)	(5,800)	(9,083)	(1,057)	(2,145)
Net assets acquired	$73,956	$32,511	$65,254	$43,827	$13,853	$14,771

The Company made the following acquisitions operating as a business unit or component of a business unit in the Transit Segment:

●
On October 2, 2017, the Company acquired AM General Contractor (“AM General”), a manufacturer of safety systems, mainly for transit rail cars for a purchase price of approximately $10.4 million, net of cash acquired, resulting in preliminary goodwill of $12.9 million, none of which will be deductible for tax purposes.

●
On August 1, 2016, the Company acquired Gerken Group S.A. (“Gerken”), a manufacturer of specialty carbon and graphite products for rail and other industrial applications, for a purchase price of approximately $62.8 million, net of cash acquired, resulting in goodwill of $17.5 million, none of which will be deductible for tax purposes.

For the AM General acquisition, the following table summarizes the preliminary estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.  For the Gerken acquisition, the following table summarizes the final fair value of the assets acquired and liabilities assumed at the date of the acquisition.

	AM General	Gerken
In thousands	October 2, 2017	August 1, 2016
Current assets	$6,611	$32,706
Property, plant & equipment	4,140	7,667
Goodwill	12,943	17,470
Other intangible assets	12,097	30,560
Other assets	—	1,706
Total assets acquired	35,791	90,109
Total liabilities assumed	(25,375)	(27,262)
Net assets acquired	$10,416	$62,847

The acquisitions listed above include escrow deposits of $44.4 million, which may be released to the Company for indemnity and other claims in accordance with the purchase and escrow agreements.

The total goodwill and other intangible assets for acquisitions listed in the tables above was $2,117.8 million, of which $1,389.6 million and $728.2 million was related to goodwill and other intangible assets, respectively.  Of the allocation of $728.2 million of acquired intangible assets, $380.9 million was assigned to trade names, $336.9 million was assigned to customer relationships, and $5.0 million was assigned to intellectual property. The trade names are considered to have an indefinite useful life while the intellectual property and customer relationships’ useful life is 20 years.

The Company also made smaller acquisitions not listed above which are individually and collectively immaterial.

The following unaudited pro forma financial information presents income statement results as if the acquisitions listed above had occurred January 1, 2016:

	For the year ended December 31,
In thousands	2017	2016
Net sales	$3,946,244	$4,212,617
Gross profit	1,095,101	1,275,835
Net income attributable to Wabtec shareholders	271,783	349,852
Diluted earnings per share
As Reported	$2.72	$3.34
Pro forma	$2.82	$3.83

The historical consolidated financial information of the Company and the acquisitions detailed above have been adjusted in the pro forma information to give effect to pro forma events that are (1) directly attributable to the transactions, (2) factually supportable and (3) expected to have a continuing impact on the combined results.  Pro forma data may not be indicative of the results that would have been obtained had these acquisitions occurred at the beginning of the periods presented, nor is it intended to be a projection of future results.